Supplemental information on oil and gas activities (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	$ 1,049,732	$ 409,402	$ 440,568
Sales of hydrocarbon, net of production costs	(445,776)	(239,861)	(127,235)
Net increase decrease in sales prices and production costs	589,275	383,089	(171,619)
Changes in estimated future development costs related to oil and gas reserves	(10,034)	(46,315)	(34,280)
Extensions and discoveries, less related costs	284,256	49,574	76,641
Development costs incurred	89,597	74,717	28,933
Revisions of previous quantity estimates	244,046	605,764	91,073
Net changes in income taxes	(245,263)	(256,597)	7,266
Purchase of Minerals in place	55,373		30,929
Accretion Of Discounts	172,636	69,959	67,126
Balance Ending	1,783,842	1,049,732	409,402
Chile [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	75,239	35,455	68,155
Sales of hydrocarbon, net of production costs	(18,923)	(14,251)	(15,127)
Net increase decrease in sales prices and production costs	16,093	26,928	(16,854)
Changes in estimated future development costs related to oil and gas reserves	413	79,078	(49,763)
Extensions and discoveries, less related costs	12,323	0	0
Development costs incurred	2,980	7,146	9,417
Revisions of previous quantity estimates	(4,517)	(69,594)	22,765
Net changes in income taxes	(1,368)	6,097	8,256
Purchase of Minerals in place	0		0
Accretion Of Discounts	7,590	4,380	8,606
Balance Ending	89,830	75,239	35,455
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	69,957	73,516	72,316
Sales of hydrocarbon, net of production costs	(24,781)	(26,979)	(20,945)
Net increase decrease in sales prices and production costs	(15,170)	(3,000)	16,366
Changes in estimated future development costs related to oil and gas reserves	(1,426)	8,385	542
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	0	0	2,214
Revisions of previous quantity estimates	(1,879)	603	(1,872)
Net changes in income taxes	6,808	7,976	(4,020)
Purchase of Minerals in place	0		0
Accretion Of Discounts	8,040	9,456	8,915
Balance Ending	41,549	69,957	73,516
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	814,002	269,502	300,097
Sales of hydrocarbon, net of production costs	(380,829)	(198,631)	(91,163)
Net increase decrease in sales prices and production costs	397,064	289,199	(171,131)
Changes in estimated future development costs related to oil and gas reserves	(18,632)	(124,053)	14,941
Extensions and discoveries, less related costs	271,933	49,574	76,641
Development costs incurred	85,880	67,571	17,302
Revisions of previous quantity estimates	257,540	673,622	70,180
Net changes in income taxes	(185,118)	(258,842)	3,030
Purchase of Minerals in place	0		0
Accretion Of Discounts	137,223	46,060	49,605
Balance Ending	1,379,063	814,002	269,502
Peru [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	90,534	30,929	0
Sales of hydrocarbon, net of production costs	0	0	0
Net increase decrease in sales prices and production costs	191,288	69,962	0
Changes in estimated future development costs related to oil and gas reserves	9,611	(9,725)	0
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	(7,098)	1,133	0
Net changes in income taxes	(65,585)	(11,828)	0
Purchase of Minerals in place	0		30,929
Accretion Of Discounts	19,783	10,063	0
Balance Ending	238,533	90,534	30,929
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Balance Beginning	0	0	0
Sales of hydrocarbon, net of production costs	(21,243)	0	0
Net increase decrease in sales prices and production costs	0	0	0
Changes in estimated future development costs related to oil and gas reserves	0	0	0
Extensions and discoveries, less related costs	0	0	0
Development costs incurred	737	0	0
Revisions of previous quantity estimates	0	0	0
Net changes in income taxes	0	0	0
Purchase of Minerals in place	55,373		0
Accretion Of Discounts	0	0	0
Balance Ending	$ 34,867	$ 0	$ 0